Related Party Balances and Transactions (Details) - Schedule of Due from Related Parties - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Ban Lor [Member]
Variable Interest Entity [Line Items]
Due from related parties	[1]	$ 19,265	$ 17,155
Stewart Lor [Member]
Variable Interest Entity [Line Items]
Due from related parties	[1]	469,030	452,598
Yuxia Xu [Member]
Variable Interest Entity [Line Items]
Due from related parties	[1]	434,561	207,236
Phillip Tao Qiu [Member]
Variable Interest Entity [Line Items]
Due from related parties	[1]	600,000	600,000
Xiaoyan Liu [Member]
Variable Interest Entity [Line Items]
Due from related parties	[1]	75,628	87,990
Related Party [Member]
Variable Interest Entity [Line Items]
Due from related parties	[1]	$ 1,598,484	$ 1,364,979

[1]	From time to time, the Group advances funds to senior management for business purpose.